Capital Management (Details Textual) ₨ in Thousands, $ in Thousands	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of objectives, policies and processes for managing capital [abstract]
Equity attributable to owners of parent	₨ 13,165,475	$ 179,111	₨ 11,351,308